Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000035587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth Portfolio (Class 3)
Average Annual Return, Percent	19.91%	13.07%		17.65%
C000169127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth Portfolio (Class 1)
Average Annual Return, Percent	20.10%	13.33%	18.66%
C000169128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Global Growth Portfolio (Class 1)
Average Annual Return, Percent	21.57%	8.20%	12.58%
C000035588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Global Growth Portfolio (Class 3)
Average Annual Return, Percent	21.35%	7.94%		11.86%
C000035589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth-Income Portfolio (Class 3)
Average Annual Return, Percent	17.67%	13.57%		13.59%
C000169129 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth-Income Portfolio (Class 1)
Average Annual Return, Percent	18.03%	13.88%	14.15%
C000169130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Asset Allocation Portfolio (Class 1)
Average Annual Return, Percent	15.83%	8.96%	9.72%
C000035590 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds Asset Allocation Portfolio (Class 3)
Average Annual Return, Percent	15.57%	8.70%		9.48%
C000118754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds VCP Managed Allocation Portfolio (Class 3)
Average Annual Return, Percent	10.83%	7.40%		7.96%
C000169133 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA American Funds VCP Managed Allocation Portfolio (Class 1)
Average Annual Return, Percent	11.22%	7.68%	8.29%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	15.17%	14.82%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	22.34%	11.19%	11.90%	11.72%
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index; 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	13.70%	8.47%	9.80%	9.78%
S And P 500 Managed Risk Index Moderate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Managed Risk Index - Moderate
Average Annual Return, Percent	7.47%	8.36%	8.91%	8.78%